Asset acquisition (Details) - Affiris AG [Member] SFr in Thousands, $ in Millions	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CHF (SFr) shares
Asset acquisition [Abstract]
Shares issued in acquisition	7,106,840	7,106,840
Transferred assets acquired [abstract]
Cash	$ 5.0	SFr 4,634
IPR&D Asset	53.7	50,416
Total	$ 58.7	SFr 55,050